College Loan Corporation Trust II Series 2007-1
Statement to Note Holders
As of and for the collection period ended: 07/31/2007
and the distribution period August 1, 2007 through August 28, 2007

Pursuant to section 11.03 of the Trust Indenture, the following is provided to the trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)
the amount of payments with respect to each series of Notes paid with respect to principal between August 1, 2007 and August 28, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Principal Paid	Payment Date	Determination Date
2007-1	A-1	$0
2007-1	A-2	$0
2007-1	A-3	$0
2007-1	A-4	$39,225,000	08/14/07	07/25/07
2007-1	A-5	$0
2007-1	A-6	$0
2007-1	A-7	$0
2007-1	A-8	$0
2007-1	A-9	$0
2007-1	A-10	$0
2007-1	A-11	$0
2007-1	A-12	$0
2007-1	A-13	$0
2007-1	A-14	$0
2007-1	B-1	$0
2007-1	B-2	$0
2007-1	B-3	$0
2007-1	B-4	$0

(b)
the amount of payments with respect to each series of Notes paid with respect to interest between August 1, 2007 and August 28, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Interest Paid	Payment Date	Determination Date
2007-1	A-1	$0
2007-1	A-2	$0
2007-1	A-3	$0
2007-1	A-4	$296,295	08/14/07	07/25/07
2007-1	A-5	$304,920	08/15/07	07/25/07
2007-1	A-6	$306,090	08/16/07	07/25/07
2007-1	A-7	$306,090	08/17/07	07/25/07
2007-1	A-8	$304,920	08/21/07	07/25/07
2007-1	A-9	$306,090	08/22/07	07/25/07
2007-1	A-10	$309,240	08/23/07	07/25/07
2007-1	A-11	$290,025	08/24/07	07/25/07
2007-1	A-12	$ 99,803	08/28/07	08/27/07
2007-1	A-13	$0
2007-1	A-14	$979,151	08/27/07	08/27/07
2007-1	B-1	$103,370	08/14/07	07/25/07
2007-1	B-2	$104,520	08/15/07	07/25/07
2007-1	B-3	$104,140	08/16/07	07/25/07
2007-1	B-4	$102,600	08/17/07	07/25/07

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over;

Carry over amounts	$0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of July 2007;

Principal Balance of Financed Student Loans    $1,389,097,684

(e)
the aggregate outstanding principal amount of the Notes of each series as of the close of business on August 28th, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series	Class	Outstanding Balance
2007-1	A-1	$ 200,000,000
2007-1	A-2	$ 278,000,000
2007-1	A-3	$ 222,000,000
2007-1	A-4	$ 33,375,000
2007-1	A-5	$ 75,000,000
2007-1	A-6	$ 75,000,000
2007-1	A-7	$ 75,000,000
2007-1	A-8	$ 75,000,000
2007-1	A-9	$ 75,000,000
2007-1	A-10	$ 75,000,000
2007-1	A-11	$ 70,800,000
2007-1	A-12	$ 24,500,000
2007-1	A-13	$ -
2007-1	A-14	$ 200,000,000
2007-1	B-1	$ 25,000,000
2007-1	B-2	$ 25,000,000
2007-1	B-3	$ 25,000,000
2007-1	B-4	$ 25,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between August 1st and August 28th, indicating how such interest rate is calculated;

Series	Class	Weighted Average Interest Rate	Interest Calculation
2007-1	A-4	5.407%	28-Day Auction Rate
2007-1	A-5	5.415%	28-Day Auction Rate
2007-1	A-6	5.450%	28-Day Auction Rate
2007-1	A-7	5.440%	28-Day Auction Rate
2007-1	A-8	5.400%	28-Day Auction Rate
2007-1	A-9	5.390%	28-Day Auction Rate
2007-1	A-10	5.466%	28-Day Auction Rate
2007-1	A-11	5.458%	28-Day Auction Rate
2007-1	A-12	5.345%	28-Day Auction Rate
2007-1	A-13	n/a	28-Day Auction Rate
2007-1	B-1	5.556%	28-Day Auction Rate
2007-1	B-2	5.650%	28-Day Auction Rate
2007-1	B-3	5.588%	28-Day Auction Rate
2007-1	B-4	5.534%	28-Day Auction Rate

Series	Class	Weighted Average Libor Rate	Spread	Weighted Average Rate	Interest Calculation
2007-1	A-1	5.36000%	0.01000%	5.37000%	Floating Rate Note
2007-1	A-2	5.36000%	0.06000%	5.42000%	Floating Rate Note
2007-1	A-3	5.36000%	0.10000%	5.46000%	Floating Rate Note
2007-1	A-14	5.32000%	0.09500%	5.41500%	Reset Rate Note

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of July 31, 2007;

Interest Rate Distribution	Principal Balance	%
0.00% - 2.99%	9,476,590	0.68%
3.00% - 3.99%	74,218,055	5.34%
4.00% - 4.99%	238,995,078	17.21%
5.00% - 5.99%	195,810,200	14.10%
6.00% - 6.99%	601,752,261	43.32%
7.00% - 7.99%	155,103,335	11.17%
8.00% - 8.99%	113,742,164	8.19%
9.00% - 9.99%	0.00	0.00%
9.99%+	0.00	0.00%

(h)	the amount of the master servicing fees allocated for payment to the master servicer as part of monthly waterfall distribution;

Servicing fees  $473,421
Allocation date  08/27/07

(i)
the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Back-Up Servicer, all paid or reserved for as part of the monthly waterfall distribution as of August 27, 2007;

Fee	Amount	Payment Date
Administration	$118,355	08/27/07
Auction Agent	$2,639	08/27/07
Market Agent	$0
Calculation Agent	$0
Broker-Dealer	$79,179	08/27/07
Delaware Trustee	$0
Trustee	$13,051	08/27/07
Eligible Lender Trustee	$0
Back-Up Servicer	$0

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the August 27, 2007 waterfall calculation;

Cash Availability	$43,631,855
Expense Totals	($1,396,445)
Interest Distribution Allocation	($7,160,410)
Scheduled Principal Distribution Allocation	($35,075,000)
Amounts Deposited to the Acquisition Fund	$0
Amount of excess cash flow or excess spread remaining in the Collection Fund	$0

Item	Amount

Total Disposition	$0

(k)	the amount of principal and interest received during July 2007 relating to Financed Student Loans;

Amount of principal and interest received	$40,619,670

(l)
the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of July 2007;

Amount of payment attributable to amounts in the Reserve Fund	$0
Amount of any other withdrawals from the Reserve Fund	$0
Ending Balance of Reserve Fund	$8,051,949

(m)	the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between August 1, 2007 and August 28, 2007 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund	$0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during July 2007;

Amounts paid to acquire Student Loans	$104,769

(o)	the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts remaining in the Acquisition Fund as of July 31, 2007	$1,940,735

Amounts in Acquisition fund transferred to the Debt Service Fund	$0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during July 2007;

Amounts paid for Financed Student Loans purchased from the Trust	$0

(q)
the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of July 2007, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

		Borrowers	Amount
(i)	0 to 30 days delinquent	105,466	1,294,951,391
(ii)	31 to 60 days delinquent	2,323	23,755,076
(iii)	61 to 90 days delinquent	1,626	14,621,323
(iv)	91 to 120 days delinquent	1,032	9,992,623
(v)	> 120 day delinquent	6,915	40,183,073
(vi)	& claims filed	1,246	5,594,198
	Total	118,608	1,389,097,684

(r)	the Value of the Trust Estate as of the close of business on the last day of July 2007 and the Outstanding principal amount of the Notes as of the close of business on August 28th;

Value of the Trust Estate	$1,572,488,139

Outstanding Principal amount of the Notes	$1,578,675,000

(s)
the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of July 2007.

		Borrowers	Percentage
(i)	Outstanding rejected federal reimbursement claims	0	0%
(ii)	Financed Student Loans in forbearance	6,283	8.67%
(iii)	Financed Student Loans in deferment	7,119	9.00%

(t)	amount of pool assets at the beginning and ending of July 2007

Beginning Pool Assets	$1,424,671,192

Ending Pool Assets	$1,389,097,684

(u)	the weighted average interest rate of the pool assets as of July 31, 2007

Weighted Average Interest Rate	6.111%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of July 31, 2007

Weighted Average Maturity	204

(w)	prepayment amounts received during the month of July 2007

Prepayments	$31,787,835